Right-of-use assets and associated liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities							€ 245	€ 200	€ 184
Corporation division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities							26
Construction division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities							185
Toll roads division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities							4
Other division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities							€ 30
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities						€ 80
Not later than one year [member] | Corporation division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities						3
Not later than one year [member] | Construction division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities						68
Not later than one year [member] | Toll roads division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities						2
Not later than one year [member] | Other division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities						€ 7
Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities					€ 53
Later than one year and not later than two years [member] | Corporation division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities					3
Later than one year and not later than two years [member] | Construction division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities					44
Later than one year and not later than two years [member] | Toll roads division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities					2
Later than one year and not later than two years [member] | Other division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities					€ 4
Later than two years and not later than three years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities				€ 31
Later than two years and not later than three years [member] | Corporation division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities				3
Later than two years and not later than three years [member] | Construction division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities				27
Later than two years and not later than three years [member] | Toll roads division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities				0
Later than two years and not later than three years [member] | Other division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities				€ 1
Later than three years and not later than four years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities			€ 17
Later than three years and not later than four years [member] | Corporation division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities			3
Later than three years and not later than four years [member] | Construction division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities			14
Later than three years and not later than four years [member] | Toll roads division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities			0
Later than three years and not later than four years [member] | Other division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities			€ 0
Later than four years and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		€ 11
Later than four years and not later than five years [member] | Corporation division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		3
Later than four years and not later than five years [member] | Construction division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		8
Later than four years and not later than five years [member] | Toll roads division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		0
Later than four years and not later than five years [member] | Other division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		€ 0
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 53
Later than five years [member] | Corporation division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	11
Later than five years [member] | Construction division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	24
Later than five years [member] | Toll roads division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	0
Later than five years [member] | Other division [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 18